Loans Receivable (including Covered Loans)	12 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Loans Receivable (including Covered Loans)
Loans Receivable (including Covered Loans)

	September 30, 2015		September 30, 2014
	(In thousands)		(In thousands)
Non-Acquired loans
Single-family residential	$5,651,845	57.6%	$5,560,203	62.6%
Construction - speculative	200,509	2.0	140,060	1.6
Construction - custom	396,307	4.0	385,824	4.3
Land - acquisition & development	94,208	1.0	77,832	0.9
Land - consumer lot loans	103,989	1.1	108,623	1.2
Multi-family	1,125,722	11.6	917,286	10.3
Commercial real estate	986,270	10.0	591,336	6.7
Commercial & industrial	612,836	6.2	379,226	4.3
HELOC	127,646	1.3	116,042	1.3
Consumer	194,655	2.0	132,590	1.5
Total non-acquired loans	9,493,987	96.8%	8,409,022	94.7%
Acquired loans	166,293	1.6	184,188	2.0
Credit impaired acquired loans	87,081	0.9	76,507	0.8
Covered loans	75,909	0.7	213,203	2.5
Total gross loans	9,823,270	100.0%	8,882,920	100.0%
Less:
Allowance for probable losses	106,829		114,591
Loans in process	476,796		346,172
Discount on acquired loans	30,095		59,874
Deferred net origination fees	38,916		37,485
Total loan contra accounts	652,636		558,122
Net Loans	$9,170,634		$8,324,798

The Company originates fixed and adjustable interest rate loans, which at September 30, 2015 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$343,801	Less than 1 year	$1,778,466
1 to 3 years	160,832	1 to 3 years	799,633
3 to 5 years	97,837	3 to 5 years	733,061
5 to 10 years	155,708	5 to 10 years	92,796
10 to 20 years	938,938	10 to 20 years	—
Over 20 years	4,722,198	Over 20 years	—
	$6,419,314		$3,403,956

Gross loans by geographic concentration were as follows:

September 30, 2015	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,905,256	$388,151	$54,467	$62,916	$232,244	$84,462	$638,974	$350,485	$74,649	$89,011	$4,880,615
Oregon	734,368	328,103	8,493	18,212	37,781	34,952	223,625	130,743	3,327	14,539	1,534,143
Arizona	154,858	411	—	—	—	—	5,594	42,437	117,982	—	321,282
Other	312,471	34,502	4,235	8,098	17,107	13,634	7,566	11,183	165	6,204	415,165
Utah	579,743	233,240	4,573	9,227	39,443	8,542	116,157	40,754	297	18,619	1,050,595
Idaho	492,297	55,562	2,187	3,566	33,292	6,856	37,109	33,869	24	7,544	672,306
New Mexico	193,387	72,729	12,348	2,714	20,744	15,666	132,974	10,880	935	12,697	475,074
Texas	189,355	15,446	11,979	261	8,882	36,396	21,755	19,114	33	—	303,221
Nevada	139,047	1,293	—	1,819	6,816	—	2,797	18,115	69	913	170,869
	$5,700,782	$1,129,437	$98,282	$106,813	$396,309	$200,508	$1,186,551	$657,580	$197,481	$149,527	$9,823,270

Percentage by geographic area
September 30, 2015	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	29.4%	4.0%	0.6%	0.6%	2.4%	0.9%	6.5%	3.6%	0.8%	0.9%	49.7%
Oregon	7.5	3.3	0.1	0.2	0.4	0.4	2.3	1.3	—	0.1	15.6
Arizona	1.6	—	—	—	—	—	0.1	0.4	1.2	—	3.3
Other	3.2	0.4	—	0.1	0.2	0.1	0.1	0.1	—	0.1	4.3
Utah	5.9	2.4	—	0.1	0.4	0.1	1.2	0.4	—	0.2	10.7
Idaho	5.0	0.6	—	—	0.3	0.1	0.4	0.3	—	0.1	6.8
New Mexico	2.0	0.7	0.1	—	0.2	0.2	1.4	0.1	—	0.1	4.8
Texas	1.9	0.2	0.1	—	0.1	0.4	0.2	0.2	—	—	3.1
Nevada	1.4	—	—	—	0.1	—	—	0.2	—	—	1.7
	57.9%	11.6%	0.9%	1.0%	4.1%	2.2%	12.2%	6.6%	2.0%	1.5%	100.0%

Percentage by geographic area as a % of each loan type
September 30, 2015	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	51.0%	34.3%	55.4%	59.0%	58.7%	42.1%	54.0%	53.1%	37.8%	59.6%
Oregon	12.9	29.1	8.6	17.1	9.5	17.4	18.8	19.9	1.7	9.7
Arizona	2.7	—	—	—	—	—	0.5	6.5	59.7	—
Other	5.5	3.1	4.3	7.6	4.3	6.8	0.6	1.7	0.1	4.1
Utah	10.2	20.7	4.7	8.6	10.0	4.3	9.8	6.2	0.2	12.5
Idaho	8.6	4.9	2.2	3.3	8.4	3.4	3.1	5.2	—	5.0
New Mexico	3.4	6.4	12.6	2.5	5.2	7.8	11.2	1.7	0.5	8.5
Texas	3.3	1.4	12.2	0.2	2.2	18.2	1.8	2.9	—	—
Nevada	2.4	0.1	—	1.7	1.7	—	0.2	2.8	—	0.6
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The Company has granted loans to officers and directors of the Company and related interests. These loans are made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans including undisbursed commitments was $55,965,000 and $60,278,000 at September 30, 2015 and 2014, respectively. During 2015, new loans on related party loans totaled $8,750,000 and repayments on related party loans totaled $13,063,000.

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2015	September 30, 2014
	(In thousands)
Recorded investment in impaired loans	$341,579	$435,185
Troubled Debt Restructuring included in impaired loans	302,713	374,743
Impaired loans with allocated reserves	2,323	196
Reserves on impaired loans	275	60
Average balance of impaired loans	333,815	403,138
Interest income from impaired loans	14,855	21,674
Outstanding fixed-rate origination commitments	230,869	198,504
Loans serviced for others	72,083	86,745

The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2015		September 30, 2014
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$59,074	87.1%	$74,067	84.8%
Construction - speculative	754	1.1	1,477	1.7
Construction - custom	732	1.1	—	—
Land - acquisition & development	—	—	811	0.9
Land - consumer lot loans	1,273	1.9	2,637	3.0
Multi-family	2,558	3.8	1,742	2.0
Commercial real estate	2,176	3.2	5,106	5.8
Commercial & industrial		—	7	—
HELOC	563	0.8	795	0.9
Consumer	680	1.0	789	0.9
Total non-accrual loans	$67,810	100%	$87,431	100%

The following tables provide an analysis of the age of loans in past due status:

September 30, 2015	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,655,928	$5,590,673	$17,305	$7,757	$40,193	$65,255	1.15%
Construction - Speculative	130,121	130,121	—	—	—	—	—
Construction - Custom	205,692	204,168	791	270	463	1,524	0.74
Land - Acquisition & Development	75,661	74,737	406	—	518	924	1.22
Land - Consumer Lot Loans	104,494	102,045	689	399	1,361	2,449	2.34
Multi-Family	1,068,038	1,065,667	259	454	1,658	2,371	0.22
Commercial Real Estate	893,072	892,180	131	—	761	892	0.10
Commercial & Industrial	617,545	616,602	93	27	823	943	0.15
HELOC	127,648	127,196	174	27	251	452	0.35
Consumer	194,977	194,259	493	170	55	718	0.37
	9,073,176	8,997,648	20,341	9,104	46,083	75,528	0.83
Acquired loans	57,682	56,559	356	—	767	1,123	1.95
Credit impaired acquired loans	139,726	138,940	243	4	539	786	0.56
Covered loans	75,890	70,729	272	90	4,799	5,161	6.80
Total Loans	$9,346,474	$9,263,876	$21,212	$9,198	$52,188	$82,598	0.88%
Delinquency %		99.12%	0.23%	0.10%	0.56%	0.88%

The percentage of total delinquent loans improved from 1.44% as of September 30, 2014 to 0.88% as of September 30, 2015.

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2015, the outstanding balance of TDR's was $302,713,000 as compared to $374,743,000 as of September 30, 2014. Single-family residential loans comprised 86% of restructured loans which is the same as at the prior year end. The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related troubled debt restructured:

	September 30, 2015			September 30, 2014
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-Family Residential	62	$13,378	$13,378	241	$52,900	$52,900
Construction - Speculative	2	701	701	—	—	—
Construction - Custom	—	—	—	—	—	—
Land - Acquisition & Development	—	—	—	3	631	631
Land - Consumer Lot Loans	9	1,546	1,546	13	2,315	2,315
Multi-Family	3	—	—	2	1,196	1,196
Commercial Real Estate	1	3,175	3,175	3	2,177	2,177
Commercial & Industrial	1	—	—	—	—	—
HELOC	—	50	50	2	549	549
Consumer	—	80	80	3	35	35
	78	$18,930	$18,930	267	$59,803	$59,803

	September 30, 2015		September 30, 2014
	Number of	Recorded	Number of	Recorded
Troubled Debt Restructurings That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Single-Family Residential	18	$2,917	38	$7,427
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	—	—
Land - Consumer Lot Loans	2	301	8	969
Multi-Family	—	—	—	—
Commercial Real Estate	—	—	—	—
Commercial & Industrial	—	—	—	—
HELOC	—	—	—	—
Consumer	—	—	—	—
	20	$3,218	46	$8,396

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and this amount is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes in the indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans and acquired non-impaired loans including covered loans for the years ended September 30, 2015 and 2014:

	September 30, 2015				September 30, 2014
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Beginning balance	$97,125	$135,826	$14,513	$275,862	$115,513	$207,809	$22,240	$403,229
Additions	—	—	—	—	—	—	—	—
Net reclassification from nonaccretable	6,307	—	346	—	17,486	(2,069)	—	—
Accretion	(30,727)	30,727	(7,655)	7,655	(35,874)	35,874	(7,727)	7,727
Transfers to REO	—	(2,975)	—	(150)	—	(10,131)	—	(4,710)
Payments received, net	—	(52,278)	—	(96,287)	—	(95,657)	—	(130,384)
Ending Balance	$72,705	$111,300	$7,204	$187,080	$97,125	$135,826	$14,513	$275,862

Additionally, there were $9.9 million in fair value of loans acquired during fiscal 2013 as part of the South Valley Bank acquisition for which it was probable at acquisition that all contractually required payments would not be collected. The timing and amount of future cash flows cannot be reasonably estimated; therefore, these loan are accounted for on a cash basis.
At September 30, 2015 and September 30, 2014, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
The FDIC loss share coverage for the acquired commercial loans from the former Horizon Bank expired after March 31, 2015. These loans were transferred to non-covered loans receivable. The FDIC loss share coverage for the acquired commercial loans from the former Home Valley Bank expired as of September 30, 2015 with final reporting as of October 31, 2015. Recoveries to the extent that claims were made will continue to be shared for three years. The FDIC loss share coverage for single family residential loans will continue to another five years.
The outstanding principal balance of covered loans was $75,909,000 and $213,203,000 as of September 30, 2015 and September 30, 2014, respectively. The discount balance related to the covered loans was $2,738,000 and $34,483,000 as of September 30, 2015 and September 30, 2014, respectively.

The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2015	September 30, 2014
	(In thousands)
Balance at beginning of period	$36,860	$64,615
Additions	(1,795)	1,795
Payments received	(720)	(2,502)
Amortization	(18,588)	(27,850)
Accretion	518	802
Balance at end of period	$16,275	$36,860